UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00042

Deutsche DWS Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 5/31

Date of reporting period: 2/28/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2019 (Unaudited)

DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 94.4%
Senior Loans **
Communication Services 15.1%
Altice Financing SA, First Lien Term Loan, 1-month USD LIBOR + 2.750%, 5.231%, 1/31/2026	1,272,626	1,239,219
Avaya, Inc.:
Term Loan B, 1-month USD-LIBOR + 4.250%, 6.739%, 12/15/2024	330,787	331,036
Term Loan B, 2-month USD-LIBOR + 4.250%, 6.849%, 12/15/2024	199,213	199,364
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.243%, 1/31/2025	3,456,907	3,409,081
Charter Communications Operating LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.5%, 4/30/2025	2,992,443	2,988,703
Colorado Buyer, Inc.:
Term Loan B, 1-month USD LIBOR + 3.000%, 5.52%, 5/1/2024	738,750	731,134
Second Lien Term Loan, 1-month USD LIBOR + 7.250%, 9.77%, 5/1/2025	350,000	321,125
Communications Sales & Leasing, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.493%, 10/24/2022	1,181,486	1,094,352
Consolidated Communications, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.5%, 10/4/2023	493,112	481,708
CSC Holdings LLC:
First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.739%, 7/17/2025	2,544,245	2,519,032
Term Loan B, 1-month USD LIBOR + 2.500%, 4.989%, 1/25/2026	404,552	403,415
Frontier Communications Corp., Term Loan B1, 1-month USD LIBOR + 3.750%, 6.25%, 6/15/2024	2,362,766	2,284,499
iHeartCommunications, Inc., Term Loan D, 6.75%, 1/30/2020 *	890,000	627,819
Intelsat Jackson Holdings SA, Term Loan B3, 1-month USD LIBOR + 3.750%, 6.229%, 11/27/2023	2,250,000	2,252,835
Level 3 Financing, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.731%, 2/22/2024	3,075,000	3,068,696
Mission Broadcasting, Inc., Term Loan B3, USD LIBOR + 2.250%, 1/17/2024 (a)	64,118	63,437
Nexstar Broadcasting, Inc., Term Loan B3, USD LIBOR + 2.250%, 1/17/2024 (a)	415,206	410,794
Sprint Communications, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.500%, 5.0%, 2/2/2024	4,153,147	4,109,892
Telesat Canada, Term Loan B4, 3-month USD LIBOR + 2.500%, 5.31%, 11/17/2023	2,240,683	2,239,742
Univision Communications, Inc., Term Loan C5, 1-month USD LIBOR + 2.750%, 5.243%, 3/15/2024	1,080,252	1,007,783
UPC Financing Partnership, Term Loan AR, 1-month USD LIBOR + 2.500%, 4.989%, 1/15/2026	1,045,304	1,045,110
Virgin Media Bristol LLC, Term Loan K, 1-month USD LIBOR + 2.500%, 4.989%, 1/15/2026	2,357,877	2,345,074
Windstream Services LLC:
Term Loan B7, 1-month USD LIBOR + 3.250%, 5.74%, 2/17/2024	444,055	425,738
Term Loan B6, 1-month USD LIBOR + 4.000%, 6.49%, 3/29/2021	634,398	616,775
Zayo Group LLC, Term Loan, 1-month USD LIBOR + 2.250%, 4.743%, 1/19/2024	3,420,199	3,409,511
Ziggo Secured Finance Partnership, Term Loan E, 1-month USD LIBOR + 2.500%, 4.989%, 4/15/2025	1,700,000	1,681,955
		39,307,829
Consumer Discretionary 16.8%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month USD LIBOR + 2.250%, 4.743%, 2/16/2024	3,658,890	3,636,973
Abercrombie & Fitch Management Co., Term Loan B1, 1-month USD LIBOR + 3.500%, 5.99%, 8/7/2021	1,266,250	1,263,084
Academy Ltd.:
Term Loan B, 1-month USD-LIBOR + 4.000%, 6.509%, 7/1/2022	311,106	217,774
Term Loan B, 1-month USD-LIBOR + 4.000%, 6.514%, 7/1/2022	147,155	103,008
Allied Universal Holdco LLC, Term Loan, 1-month USD LIBOR + 3.750%, 6.243%, 7/28/2022	420,000	413,805
AMC Entertainment Holdings, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.739%, 12/15/2023	1,225,000	1,219,647
American Axle and Manufacturing, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.74%, 4/6/2024	673,269	661,487
American Builders & Contractors Supply Co., Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.493%, 10/31/2023	818,750	814,828
Aristocrat Technologies, Inc., First Lien Term Loan, 3-month USD LIBOR + 1.750%, 4.526%, 10/19/2024	1,016,381	1,010,720
Ascena Retail Group, Inc., Term Loan B, 1-month USD LIBOR + 4.500%, 7.0%, 8/21/2022	865,673	797,345
Bass Pro Group LLC, Term Loan B, 1-month USD LIBOR + 5.000%, 7.493%, 9/25/2024	887,753	887,291
Belron Finance U.S. LLC, Term Loan B, 3-month USD LIBOR + 2.250%, 4.989%, 11/7/2024	669,155	667,482
BJ's Wholesale Club, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 5.498%, 2/3/2024	663,333	662,471
Caesars Entertainment Operating Co., Term Loan, 1-month USD LIBOR + 2.000%, 4.493%, 10/6/2024	1,587,970	1,576,060
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD LIBOR + 2.750%, 5.243%, 12/22/2024	1,592,662	1,590,178
Capital Automotive LP, Second Lien Term Loan, 1-month USD LIBOR + 6.000%, 8.493%, 3/24/2025	432,519	433,600
CDS U.S. Intermediate Holdings, Inc.:
First Lien Term Loan, 1-month USD-LIBOR + 3.750%, 6.243%, 7/8/2022	42,831	40,494
First Lien Term Loan, 3-month USD-LIBOR + 3.750%, 6.553%, 7/8/2022	36,363	34,378
Crown Finance U.S., Inc., Term Loan, 1-month USD LIBOR + 2.500%, 4.993%, 2/28/2025	2,521,085	2,509,009
Delta 2 (LUX) S.a.r.l., Term Loan, 1-month USD LIBOR + 2.500%, 4.993%, 2/1/2024	2,117,900	2,080,837
Eldorado Resorts LLC:
Term Loan B, 3-month USD-LIBOR + 2.250%, 4.813%, 4/17/2024	42,672	42,406
Term Loan B, 2-month USD-LIBOR + 2.250%, 4.875%, 4/17/2024	328,481	326,428
Fitness International LLC, Term Loan B, 1-month USD LIBOR + 3.250%, 5.743%, 4/18/2025	888,592	885,260
Four Seasons Hotels Ltd., First Lien Term Loan, 1-month USD LIBOR + 2.000%, 4.493%, 11/30/2023	1,631,065	1,626,816
Gray Television, Inc., Term Loan C, 1-month USD LIBOR + 2.500%, 4.982%, 1/2/2026	675,000	674,241
Harbor Freight Tools U.S.A., Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.993%, 8/18/2023	325,000	321,599
ION Media Networks, Inc., Term Loan B3, 1-month USD LIBOR + 2.750%, 5.243%, 12/18/2020	1,186,827	1,186,335
J. Crew Group, Inc.:
Term Loan, 3-month USD-LIBOR + 3.220%, 5.964%, 3/5/2021	67,595	49,936
Term Loan, 1-month USD-LIBOR + 3.220%, 6.023%, 3/5/2021	97,781	72,236
Term Loan, 3-month USD-LIBOR + 3.220%, 6.023%, 3/5/2021	257,667	190,352
J.C. Penney Corp., Inc., Term Loan B, 3-month USD LIBOR + 4.250%, 6.879%, 6/23/2023	414,474	366,498
Jeld-Wen, Inc., First Lien Term Loan, 3-month USD LIBOR + 2.000%, 4.803%, 12/14/2024	887,422	876,329
KAR Auction Services, Inc., Term Loan B5, 3-month USD LIBOR + 2.500%, 5.313%, 3/9/2023	939,095	939,095
Lands' End, Inc., Term Loan B, 1-month USD LIBOR + 3.250%, 5.759%, 4/4/2021	280,000	267,576
Midas Intermediate Holdco II LLC, Term Loan B, 3-month USD LIBOR + 2.750%, 5.563%, 8/18/2021	579,119	571,156
Multi Color Corp., Term Loan B, 1-month USD LIBOR + 2.000%, 4.493%, 10/31/2024	397,818	397,259
Neiman Marcus Group Ltd., LLC, Term Loan, 1-month USD LIBOR + 3.250%, 5.763%, 10/25/2020	1,130,148	1,041,245
NEP/NCP Holdco, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.743%, 10/20/2025	795,000	795,497
Nielsen Finance LLC, Term Loan B4, 1-month USD LIBOR + 2.000%, 4.517%, 10/4/2023	1,672,972	1,665,661
Numericable Group SA, Term Loan B11, 1-month USD LIBOR + 2.750%, 5.243%, 7/31/2025	1,310,000	1,261,203
Penn National Gaming, Inc., First Lien Term Loan B, 3-month USD LIBOR + 2.250%, 4.841%, 10/15/2025	242,584	241,927
Petco Animal Supplies, Inc., Term Loan B, 3-month USD LIBOR + 3.250%, 5.994%, 1/26/2023	792,697	623,369
PetSmart, Inc., Term Loan B2, 1-month USD LIBOR + 3.000%, 5.52%, 3/11/2022	875,330	749,900
Scientific Games International, Inc.:
Term Loan B5, 1-month USD-LIBOR + 2.750%, 5.243%, 8/14/2024	251,752	249,955
Term Loan B5, 2-month USD-LIBOR + 2.750%, 5.329%, 8/14/2024	1,035,301	1,027,909
Serta Simmons Bedding LLC:
First Lien Term Loan, 1-month USD-LIBOR + 3.500%, 5.994%, 11/8/2023	105,216	88,118
First Lien Term Loan, 1-month USD-LIBOR + 3.500%, 6.012%, 11/8/2023	373,374	312,700
Springer Nature Deutschland GmbH, Term Loan B13, 1-month USD LIBOR + 3.500%, 5.993%, 8/15/2022	935,206	935,323
SRAM LLC:
Term Loan B, 2-month USD-LIBOR + 2.750%, 5.329%, 3/15/2024	370,202	367,888
Term Loan B, 2-month USD-LIBOR + 2.750%, 5.384%, 3/15/2024	368,360	366,058
Term Loan B, Prime Rate + 1.750%, 7.25%, 3/15/2024	18,418	18,303
Tenneco, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.243%, 10/1/2025	513,626	511,058
The Stars Group Holdings BV, Term Loan, USD LIBOR 3.500%, 7/10/2025 (a)	728,916	730,242
Verscend Holding Corp., Term Loan B, 1-month USD LIBOR + 4.500%, 6.993%, 8/27/2025	768,842	771,245
Wand NewCo 3, Inc., First Lien Term Loan, USD LIBOR 3.500%, 2/5/2026 (a)	655,000	657,702
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 1-month USD LIBOR + 2.750%, 5.25%, 5/18/2025	574,293	559,456
WMG Acquisition Corp., Term Loan F, 1-month USD LIBOR + 2.125%, 4.618%, 11/1/2023	1,427,335	1,415,195
		43,803,947
Consumer Staples 5.3%
Albertson's LLC:
Term Loan B6, 1-month USD LIBOR + 3.000%, 5.479%, 6/22/2023	1,767,068	1,760,230
Term Loan B5, 3-month USD LIBOR + 3.000%, 5.609%, 12/21/2022	300,000	299,532
Energizer Holdings, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.739%, 12/17/2025	1,647,378	1,648,408
Golden Nugget, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.750%, 5.239%, 10/4/2023	609,568	607,791
Term Loan B, 1-month USD-LIBOR + 2.750%, 5.243%, 10/4/2023	767,763	765,525
JBS USA LLC:
Term Loan B, 1-month USD-LIBOR + 2.500%, 4.993%, 10/30/2022	577,147	576,654
Term Loan B, 3-month USD-LIBOR + 2.500%, 5.301%, 10/30/2022	3,366,606	3,363,727
TKC Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 6.25%, 2/1/2023	779,244	773,154
U.S. Foods, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.493%, 6/27/2023	2,443,609	2,433,835
Weight Watchers International, Inc., Term Loan B, 3-month USD LIBOR + 4.750%, 7.56%, 11/29/2024	1,722,620	1,676,677
		13,905,533
Energy 2.6%
California Resources Corp., First Lien Term Loan, 1-month USD LIBOR + 4.750%, 7.243%, 12/31/2022	661,506	653,512
Eastern Power LLC, Term Loan B, 1-month USD LIBOR + 3.750%, 6.243%, 10/2/2023	972,231	968,284
Fieldwood Energy LLC, Second Lien Term Loan, 1-month USD LIBOR + 7.250%, 9.743%, 4/11/2023	500,000	409,165
Gavilan Resources LLC, Second Lien Term Loan, 1-month USD LIBOR + 6.000%, 8.49%, 3/1/2024	485,000	388,609
Gulf Finance LLC:
Term Loan B, 1-month USD-LIBOR + 5.250%, 7.75%, 8/25/2023	216,845	175,102
Term Loan B, 3-month USD-LIBOR + 5.250%, 8.06%, 8/25/2023	130,684	105,528
HFOTCO LLC, Term Loan B, 1-month USD LIBOR + 2.750%, 5.25%, 6/26/2025	946,373	946,964
Medallion Midland Acquisition LLC, First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.743%, 10/30/2024	130,148	126,976
MEG Energy Corp., Term Loan B, 1-month USD LIBOR + 3.500%, 6.0%, 12/31/2023	337,157	336,736
Murray Energy Corp., Term Loan B2, 3-month USD LIBOR + 7.250%, 9.879%, 10/17/2022	444,399	367,462
NorthRiver Midstream Finance LP, Term Loan B, 3-month USD LIBOR + 3.250%, 6.047%, 10/1/2025	389,025	389,328
Peabody Energy Corporation, Term Loan, 1-month USD LIBOR + 2.750%, 5.243%, 3/31/2025	956,769	956,171
Seadrill Partners Finco LLC, Term Loan B, 3-month USD LIBOR + 6.000%, 8.803%, 2/21/2021	723,865	607,322
Ultra Resources, Inc., First Lien Term Loan, 1-month USD LIBOR + 4.000%, 6.481%, 4/12/2024	480,000	432,401
		6,863,560
Financials 5.8%
AmWINS Group, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.750%, 5.243%, 1/25/2024	756,855	754,422
Term Loan B, 1-month USD-LIBOR + 2.750%, 5.267%, 1/25/2024	223,145	222,428
Asurion LLC:
Term Loan B4, 1-month USD LIBOR + 3.000%, 5.493%, 8/4/2022	800,036	801,324
Term Loan B6, 1-month USD LIBOR + 3.000%, 5.493%, 11/3/2023	1,121,513	1,122,915
Second Lien Term Loan, 1-month USD LIBOR + 6.500%, 8.993%, 8/4/2025	1,080,000	1,100,698
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan B3, 1-month USD LIBOR + 2.000%, 4.48%, 1/15/2025	2,996,343	2,999,385
Brand Energy & Infrastructure Services, Inc.:
Term Loan, 2-month USD-LIBOR + 4.250%, 6.896%, 6/21/2024	542,421	531,320
Term Loan, 3-month USD-LIBOR + 4.250%, 7.011%, 6/21/2024	598,759	586,506
Deerfield Dakota Holding LLC, Term Loan B, 1-month USD LIBOR + 3.250%, 5.743%, 2/13/2025	530,000	521,610
Edelman Financial Center LLC, First Lien Term Loan, 3-month USD-LIBOR + 3.250%, 6.037%, 7/21/2025	375,000	375,157
Forterra Finance LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 5.493%, 10/25/2023	303,775	283,486
Hub International Ltd.:
Term Loan B, 2-month USD LIBOR + 2.750%, 5.375%, 4/25/2025	3,386	3,359
Term Loan B, 3-month USD LIBOR + 2.750%, 5.515%, 4/25/2025	1,344,128	1,333,664
LPL Holdings, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.250%, 4.732%, 9/23/2024	1,065,265	1,059,273
MGM Growth Properties Operating Partnership LP, Term Loan B, 1-month USD LIBOR + 2.000%, 4.493%, 3/21/2025	972,500	969,116
SBA Senior Finance II LLC, Term Loan B, USD LIBOR + 2.000%, 4/11/2025 (a)	1,080,000	1,071,349
Sedgwick Claims Management Services, Inc., Term Loan B, 1-month USD LIBOR + 3.250%, 5.743%, 12/31/2025	770,000	767,532
The Geo Group, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.5%, 3/22/2024	589,500	577,955
		15,081,499
Health Care 7.6%
Acadia Healthcare Co., Inc.:
Term Loan B3, 1-month USD LIBOR + 2.500%, 4.993%, 2/11/2022	475,757	475,162
Term Loan B4, 1-month USD LIBOR + 2.500%, 4.993%, 2/16/2023	1,872,339	1,869,998
Community Health Systems, Inc., Term Loan H, 3-month USD LIBOR + 3.250%, 5.879%, 1/27/2021	339,585	338,396
Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 1-month USD LIBOR + 4.250%, 6.743%, 4/29/2024	1,126,423	1,130,061
Envision Healthcare Corp., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 6.243%, 10/10/2025	1,470,000	1,416,441
Gentiva Health Services, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 6.25%, 7/2/2025	1,489,629	1,495,215
Grifols Worldwide Operations U.S.A., Inc., Term Loan, 1-week USD LIBOR + 2.250%, 4.667%, 1/31/2025	1,572,000	1,568,612
HCA, Inc., Term Loan B10, 1-month USD LIBOR + 2.000%, 4.493%, 3/13/2025	911,797	913,023
Horizon Pharma, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.5%, 3/29/2024	1,174,696	1,175,982
IQVIA, Inc., Term Loan B2, 1-month USD LIBOR + 2.000%, 4.803%, 1/17/2025	1,456,353	1,455,902
Mallinckrodt International Finance SA, Term Loan B, 3-month USD LIBOR + 2.750%, 5.553%, 9/24/2024	1,055,276	1,014,828
MPH Acquisition Holdings LLC, Term Loan B, 3-month USD LIBOR + 2.750%, 5.553%, 6/7/2023	1,826,750	1,811,908
Parexel International Corp., Term Loan B, 1-month USD LIBOR + 2.750%, 5.243%, 9/27/2024	1,079,574	1,050,674
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.512%, 6/2/2025	4,025,940	4,033,489
		19,749,691
Industrials 16.6%
Accudyne Industries LLC, Term Loan, 1-month USD LIBOR + 3.000%, 5.493%, 8/18/2024	1,805,486	1,806,443
Advantage Sales & Marketing, Inc.:
First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.743%, 7/23/2021	434,793	383,026
Second Lien Term Loan, 1-month USD LIBOR + 6.500%, 8.993%, 7/25/2022	250,000	190,556
Aleris International, Inc., Term Loan, 1-month USD LIBOR + 4.750%, 7.243%, 2/27/2023	497,500	499,987
Altra Industrial Motion Corp., Term Loan B, 1-month USD LIBOR + 2.000%, 4.493%, 10/1/2025	860,298	852,771
American Airlines, Inc., Term Loan, 1-month USD LIBOR + 2.000%, 4.489%, 12/14/2023	1,301,717	1,284,092
Beacon Roofing Supply, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.767%, 1/2/2025	724,481	719,501
BrightView Landscapes LLC:
First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 4.993%, 8/15/2025	304,029	304,221
First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 5.0%, 8/15/2025	360,854	361,081
Camelot UK Holdco Ltd., Term Loan, 1-month USD LIBOR + 3.250%, 5.743%, 10/3/2023	1,674,199	1,671,370
Clark Equipment Co., Term Loan B, 3-month USD LIBOR + 2.000%, 4.803%, 5/18/2024	541,708	536,426
Coach America Holdings, Inc., Letter of Credit, 12-month USD-LIBOR + 5.75%, 4/20/2025 * (b)	1,693,059	169
Covia Holdings Corp., Term Loan, 3-month USD LIBOR + 3.750%, 6.553%, 6/1/2025	950,421	829,718
Crossmark Holdings, Inc., Second Lien Term Loan, 3-month USD LIBOR + 7.500%, 10.303%, 12/21/2020	1,000,000	13,125
DAE Aviation Holdings, Inc.:
Term Loan, USD LIBOR + 6.000%, 1/23/2026 (a)	265,574	266,687
Term Loan B, USD LIBOR + 6.000%, 1/23/2026 (a)	497,484	499,568
DTZ U.S. Borrower LLC, Term Loan B, 1-month USD LIBOR + 3.250%, 5.743%, 8/21/2025	588,525	585,674
EWT Holdings III Corp., Term Loan, 1-month USD LIBOR + 3.000%, 5.493%, 12/20/2024	1,764,256	1,766,461
Filtration Group Corp., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 5.493%, 3/29/2025	628,690	627,904
Flexential Intermediate Corp., First Lien Term Loan, 3-month USD LIBOR + 3.500%, 6.303%, 8/1/2024	443,877	422,238
Garda World Security Corp., Term Loan, 3-month USD LIBOR + 3.500%, 6.236%, 5/24/2024	1,253,638	1,247,370
Gardner Denver, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.243%, 7/30/2024	1,840,430	1,842,473
Gates Global LLC, Term Loan B, 1-month USD LIBOR + 2.750%, 5.243%, 4/1/2024	3,008,561	3,003,988
Generac Power Systems, Inc., First Lien Term Loan, 1-month USD LIBOR + 1.750%, 4.259%, 5/31/2023	1,728,403	1,718,318
GFL Environmental, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.493%, 5/30/2025	1,507,842	1,485,926
H.B. Fuller Co., Term Loan B, 1-month USD LIBOR + 2.000%, 4.48%, 10/20/2024	1,542,324	1,529,646
Infor (U.S.), Inc., Term Loan B6, 1-month USD LIBOR + 2.750%, 5.243%, 2/1/2022	889,142	890,373
Kenan Advantage Group, Inc.:
Term Loan, 1-month USD LIBOR + 3.000%, 5.493%, 7/31/2022	825,675	813,294
Term Loan B, 1-month USD LIBOR + 3.000%, 5.493%, 7/31/2022	227,288	223,880
NCI Building Systems, Inc., 3-month USD LIBOR +3.75%, 6.547%, 4/12/2025	395,000	387,119
Prime Security Services Borrower LLC, First Lien Term Loan, 1-month USD LIBOR + 2.750%, 5.243%, 5/2/2022	1,007,443	1,006,254
Quikrete Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.750%, 5.243%, 11/15/2023	1,461,103	1,444,402
Rexnord LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.493%, 8/21/2024	1,080,349	1,078,474
Sabre GLBL, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.493%, 2/22/2024	2,071,397	2,068,652
SRS Distribution Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.743%, 5/23/2025	766,150	753,221
Staples, Inc., Term Loan B, 1-month USD LIBOR + 4.000%, 6.509%, 9/12/2024	1,224,811	1,218,632
Titan Acquisition Ltd., Term Loan B, 1-month USD LIBOR + 3.000%, 5.493%, 3/28/2025	555,000	535,159
TransDigm, Inc., Term Loan E, 1-month USD LIBOR + 2.500%, 4.993%, 5/30/2025	4,254,301	4,201,122
Travelport Finance (Luxembourg) S.a.r.l., Term Loan B, 3-month USD LIBOR + 2.500%, 5.184%, 3/17/2025	1,625,536	1,626,145
Welbilt, Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.993%, 10/23/2025	1,661,802	1,657,648
XPO Logistics, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.493%, 2/24/2025	830,294	824,225
		43,177,339
Information Technology 12.1%
Almonde, Inc.:
First Lien Term Loan, 3-month USD LIBOR + 3.500%, 6.303%, 6/13/2024	1,733,712	1,719,530
Second Lien Term Loan, 3-month USD LIBOR + 7.250%, 10.053%, 6/13/2025	571,428	564,642
Banff Merger Sub, Inc., Term Loan B, 3-month USD LIBOR + 4.250%, 7.053%, 10/2/2025	1,250,000	1,244,656
Cabot Microelectronics Corp., Term Loan B, 1-month USD LIBOR + 2.250%, 4.75%, 11/14/2025	510,000	509,362
Change Healthcare Holdings LLC, Term Loan B, 1-month USD LIBOR + 2.750%, 5.243%, 3/1/2024	3,341,779	3,321,678
Cypress Intermediate Holdings III, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 5.5%, 4/26/2024	1,721,275	1,705,319
Dell International LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.5%, 9/7/2023	2,905,225	2,899,472
Diebold, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.553%, 11/6/2023	416,207	391,757
Financial & Risk U.S. Holdings, Inc., Term Loan, 1-month USD LIBOR + 3.750%, 6.243%, 10/1/2025	1,230,000	1,213,198
First Data Corp.:
Term Loan, 1-month USD LIBOR + 2.000%, 4.49%, 7/8/2022	1,307,399	1,307,157
Term Loan, 1-month USD LIBOR + 2.000%, 4.49%, 4/26/2024	2,553,293	2,552,935
Kronos, Inc.:
Term Loan B, 3-month USD LIBOR + 3.000%, 5.736%, 11/1/2023	2,356,218	2,350,328
Second Lien Term Loan, 3-month USD LIBOR + 8.250%, 10.986%, 11/1/2024	500,000	511,160
MA FinanceCo., LLC, Term Loan B3, 1-month USD LIBOR + 2.500%, 4.993%, 6/21/2024	140,457	139,228
PSAV Holdings LLC:
First Lien Term Loan, 1-month USD-LIBOR + 3.250%, 5.749%, 3/1/2025	194,730	191,890
First Lien Term Loan, 3-month USD-LIBOR + 3.250%, 5.879%, 3/1/2025	101,069	99,595
First Lien Term Loan, 3-month USD-LIBOR + 3.250%, 6.053%, 3/1/2025	108,578	106,995
Riverbed Technology, Inc., Term Loan, 1-month USD LIBOR + 3.250%, 5.75%, 4/24/2022	417,163	380,922
Rovi Solutions Corp., Term Loan B, 1-month USD LIBOR + 2.500%, 5.0%, 7/2/2021	417,164	413,123
Science Applications International Corp., Term Loan B, 1-month USD LIBOR + 1.750%, 4.243%, 10/31/2025	399,000	396,091
Seattle Spinco, Inc., Term Loan B3, 1-month USD LIBOR + 2.500%, 4.993%, 6/21/2024	948,543	940,243
SS&C Technologies Holdings Europe S.a.r.l., Term Loan B4, 1-month USD LIBOR + 2.250%, 4.743%, 4/16/2025	349,162	348,043
SS&C Technologies, Inc.:
Term Loan B3, 1-month USD LIBOR + 2.250%, 4.743%, 4/16/2025	915,338	912,405
Term Loan B5, 1-month USD LIBOR + 2.250%, 4.743%, 4/16/2025	752,104	749,987
Tempo Acquisition LLC, Term Loan, 1-month USD LIBOR + 3.000%, 5.493%, 5/1/2024	2,457,550	2,459,357
Verifone Systems, Inc., First Lien Term Loan, 3-month USD LIBOR + 4.000%, 6.683%, 8/20/2025	1,753,685	1,750,248
Western Digital Corp., Term Loan B4, 1-month USD LIBOR + 1.750%, 4.231%, 4/29/2023	1,175,000	1,156,494
Worldpay LLC:
First Lien Term Loan B4, 1-week USD-LIBOR + 1.750%, 4.161%, 8/9/2024	437,156	434,808
First Lien Term Loan B4, 1-month USD-LIBOR + 1.750%, 4.239%, 8/9/2024	831,935	827,468
		31,598,091
Materials 9.7%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 3-month USD LIBOR + 1.750%, 4.553%, 6/1/2024	1,992,500	1,976,321
Berry Global, Inc., Term Loan S, 1-month USD LIBOR + 1.750%, 4.267%, 2/8/2020	1,045,640	1,045,368
BWAY Holding Co., Term Loan B, 3-month USD LIBOR + 3.250%, 6.033%, 4/3/2024	2,267,142	2,227,081
Consolidated Container Co., LLC, First Lien Term Loan, 1-month USD LIBOR + 2.750%, 5.243%, 5/22/2024	829,521	825,203
CPG International, Inc., Term Loan, 6-month USD LIBOR + 3.750%, 6.633%, 5/5/2024 (b)	480,807	479,004
Flex Acquisition Co., Inc., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 5.509%, 12/29/2023	828,674	816,658
Ineos U.S. Finance LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.493%, 3/31/2024	1,627,669	1,609,358
Minerals Technologies Inc.:
Term Loan B, 1-month USD-LIBOR + 2.250%, 4.74%, 2/14/2024	723,644	721,835
Term Loan B, 3-month USD-LIBOR + 2.250%, 5.08%, 2/14/2024	200,678	200,176
New Arclin U.S. Holding Corp., Term Loan, 1-month USD LIBOR + 3.500%, 5.993%, 2/14/2024	993,801	986,661
Proampac PG Borrower LLC:
First Lien Term Loan, 1-month USD-LIBOR + 3.500%, 5.982%, 11/18/2023	337,105	332,050
First Lien Term Loan, 3-month USD-LIBOR + 3.500%, 6.194%, 11/18/2023	202,767	199,727
First Lien Term Loan, 3-month USD-LIBOR + 3.500%, 6.238%, 11/18/2023	230,152	226,701
First Lien Term Loan, 3-month USD-LIBOR + 3.500%, 6.265%, 11/18/2023	150,640	148,381
Reynolds Group Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.750%, 5.243%, 2/5/2023	4,522,248	4,509,179
Starfruit Finco BV, Term Loan B, 1-month USD LIBOR + 3.250%, 5.764%, 10/1/2025	1,520,000	1,514,308
Tronox Blocked Borrower LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 5.493%, 9/23/2024	1,161,243	1,160,000
Tronox Finance LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 5.493%, 9/23/2024	2,679,791	2,676,923
U.S. Silica Co., Term Loan B, 1-month USD LIBOR + 4.000%, 6.5%, 5/1/2025	843,625	803,553
Univar Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.743%, 7/1/2024	2,756,996	2,756,569
		25,215,056
Utilities 2.8%
Astoria Energy LLC, Term Loan B, 1-month USD LIBOR + 4.000%, 6.5%, 12/24/2021	801,872	804,550
Calpine Corp.:
Term Loan B6, 3-month USD LIBOR + 2.500%, 5.31%, 1/15/2023	1,920,404	1,914,749
Term Loan B5, 3-month USD LIBOR + 2.500%, 5.31%, 1/15/2024	653,680	650,957
ExGen Renewables IV LLC, Term Loan B, 3-month USD LIBOR + 3.000%, 5.63%, 11/28/2024	305,362	285,324
NRG Energy, Inc., Term Loan B, , 1-month USD-LIBOR + 1.750%, 4.243%, 6/30/2023	1,950,000	1,944,784
Vistra Energy Corp.:
First Lien Term Loan B3, 1-month USD-LIBOR + 2.000%, 4.481%, 12/31/2025	1,207,317	1,203,653
First Lien Term Loan B3, 1-month USD-LIBOR + 2.000%, 4.493%, 12/31/2025	434,433	433,114
		7,237,131
Total Loan Participations and Assignments (Cost $250,319,607)		245,939,676
Corporate Bonds 0.4%
Communication Services 0.3%
CommScope Finance LLC, 144A, 5.5%, 3/1/2024	730,000	743,103
Materials 0.1%
Hexion, Inc., 6.625%, 4/15/2020	250,000	213,125
Total Corporate Bonds (Cost $967,656)		956,228
	Shares	Value ($)
Common Stocks 0.0%
Information Technology
Answers Corp. (Cost $256,807)	2,219	5,363
Warrants 0.0%
Information Technology
Answers Holdings, Inc., Expiration Date 4/14/2022 * (b) (Cost $713,596)	6,166	0
Exchange-Traded Funds 3.6%
Invesco Senior Loan ETF	361,000	8,230,800
iShares iBoxx $ High Yield Corporate Bond ETF	15,500	1,329,125
Total Exchange-Traded Funds (Cost $9,532,595)		9,559,925
Cash Equivalents 4.3%
DWS Central Cash Management Government Fund, 2.42% (c) (Cost $11,136,924)	11,136,924	11,136,924
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $272,927,185)	102.7	267,598,116
Other Assets and Liabilities, Net	(2.7)	(7,146,727)
Net Assets	100.0	260,451,389

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended February 28, 2019 are as follows:

Value ($) at 5/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
Cash Equivalents 4.3%
DWS Central Cash Management Government Fund, 2.42% (c)
13,798,885	128,582,225	131,244,186	—	—	193,218	—	11,136,924	11,136,924

The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Coach America Holdings, Inc. *	12-month USD-LIBOR + 5.75%	4/20/2025	1,693,059	1,677,575	169
iHeartCommunications, Inc. *	6.75%	1/30/2020	890,000	886,639	627,819
				2,564,214	627,988

*	Non-income producing security.
**	Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of February 28, 2019.
(a)	All or a portion of the security represents unsettled loan commitments at February 28, 2019 where the rate will be determined at the time of settlement.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
Prime Rate: Interest rate charged by banks to their most credit worthy customers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (d)
Loan Participations and Assignments	$—	$245,460,503	$479,173	$245,939,676
Corporate Bonds	—	956,228	—	956,228
Common Stocks (d)	—	5,363	—	5,363
Warrants	—	—	0	0
Exchange-Traded Funds	9,559,925	—	—	9,559,925
Short-Term Investments	11,136,924	—	—	11,136,924
Total	$20,696,849	$246,422,094	$479,173	$267,598,116

During the period ended February 28, 2019, the amount of transfers between Level 2 & Level 3 was $487,658. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity

Transfers between price levels are recognized at the beginning of the reporting period.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Fund, a series of Deutsche DWS Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	April 22, 2019